Subsequent Events (Details) - USD ($)			1 Months Ended	4 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 19, 2026	Feb. 20, 2026	Dec. 31, 2025	Dec. 31, 2025
Subsequent Events [Line Items]
Gross proceeds				$ 120,000,000
Forecast [Member]
Subsequent Events [Line Items]
Aggregate consideration	$ 35,000,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Gross proceeds		$ 120,000,000
DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Subsequent Events [Line Items]
Additional amount					$ 165,000
Outstanding balance				$ 2,600,000	$ 2,600,000
DMY SQUARED TECHNOLOGY GROUP, INC [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Payment for fees			$ 400,000